UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Eaton Vance Floating Rate Portfolio

(formerly, Floating Rate Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating Rate Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 90.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.8%
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	9,081	$9,073,422
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	3,363	3,375,770
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	5,347	5,346,553
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	7,361	5,888,792
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	65,293	61,184,607
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	4,117	4,113,222
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	86,354	85,280,985
Term Loan, 3.75%, Maturing June 4, 2021	34,726	34,291,431

		$208,554,782

Automotive — 2.9%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	16,076	$15,935,338
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	28,195	28,103,676
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018	26,099	25,985,166
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	15,418	15,259,483
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	18,361	18,166,162
Dynacast International, LLC
Term Loan, Maturing January 12, 2022(2)	8,200	8,118,000
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	72,895	72,381,102
Ford Motor Company
Revolving Loan, 0.25%, Maturing April 30, 2017(4)	1,213	1,151,961
Revolving Loan, 0.25%, Maturing April 30, 2019(4)	3,639	3,394,743
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	76,025	76,120,031
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	4,875	4,899,375
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	38,264	38,261,039
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	5,156	5,136,711
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	11,850	11,815,191
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	21,532	21,249,458

		$345,977,436

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		12,393	$11,959,366
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,865,000

			$14,824,366

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		5,993	$5,978,316

			$5,978,316

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		22,095	$21,487,450
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		15,954	15,834,655
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		25,711	25,182,570
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		13,875	13,484,349
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		15,278	15,113,427
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		1,547	1,543,500
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		19,341	19,099,381
Realogy Corporation
Term Loan, 4.42%, Maturing October 10, 2016		277	271,931
Term Loan, 3.75%, Maturing March 5, 2020		22,000	21,708,015
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		8,324	8,337,923
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,608	6,620,665

			$148,683,866

Business Equipment and Services — 8.4%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021		53,291	$53,487,443
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		30,441	23,591,422
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		6,516	6,491,279
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		17,935	16,679,768
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,544	16,534,770
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,413	17,162,123
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		13,884	13,675,855
ClientLogic Corporation
Term Loan, 7.25%, Maturing January 30, 2017	EUR	2,912	3,224,401
Term Loan, 7.50%, Maturing January 30, 2017		9,682	9,512,908
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		18,039	17,914,221
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,412	7,412,164
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		38,708	37,837,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Revolving Loan, 0.00%, Maturing July 2, 2020(4)		9,764	$9,111,383
Term Loan, 5.50%, Maturing July 2, 2020		5,464	5,290,102
Term Loan, 8.50%, Maturing July 2, 2020		9,106	8,321,447
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		59,111	59,110,716
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		28,715	28,301,782
Expert Global Solutions, Inc.
Term Loan, 8.52%, Maturing April 3, 2018		10,968	10,931,839
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		13,756	13,725,342
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,037	1,989,620
Term Loan, 4.00%, Maturing November 6, 2020		7,962	7,777,604
Term Loan, 4.76%, Maturing November 6, 2020	CAD	11,455	8,789,348
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,600	23,481,862
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,873	37,241,992
Term Loan, 3.75%, Maturing March 17, 2021	EUR	18	19,874
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		17,904	17,881,729
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	20,562	23,314,936
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		15,500	14,996,250
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		23,255	22,984,117
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		59,892	59,816,861
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,494	31,218,032
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		9,521	9,441,703
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		15,378	13,609,641
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		21,660	21,596,758
National CineMedia, LLC
Term Loan, 2.93%, Maturing November 26, 2019		5,658	5,431,448
Nuance Communications, Inc.
Term Loan, 2.93%, Maturing August 7, 2019		6,895	6,734,119
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		9,018	9,035,191
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		32,688	32,360,856
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		29,866	28,745,664
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,500	1,466,250
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,914	1,876,085
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		39,975	39,429,156
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020		86,355	85,847,244
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		16,143	16,153,488
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		72,869	71,969,487

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		19,000	$19,052,250
U.S. Security Holdings, Inc.
Term Loan, 6.25%, Maturing July 28, 2017		1,484	1,472,516
Term Loan, 6.25%, Maturing July 28, 2017		7,627	7,569,753
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,797	5,731,537
Term Loan, 5.03%, Maturing February 21, 2019	CAD	4,913	3,875,644
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		14,698	14,543,962

			$1,003,771,442

Cable and Satellite Television — 1.9%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		64	$63,630
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		3,550	3,518,904
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		3,499	3,455,239
Mediacom Illinois, LLC
Term Loan, 3.14%, Maturing October 23, 2017		5,064	5,005,227
Term Loan, 3.75%, Maturing June 30, 2021		8,429	8,344,586
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		5,439	5,415,776
Term Loan, 4.50%, Maturing May 21, 2020		6,286	6,260,026
Sterling Entertainment Enterprises, LLC
Term Loan, 3.18%, Maturing December 28, 2017		11,112	10,648,630
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		11,354	11,129,437
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		88,525	87,342,395
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	12,846,485
Ziggo B.V.
Term Loan, 3.50%, Maturing January 15, 2022		11,009	10,746,910
Term Loan, 3.50%, Maturing January 15, 2022		17,084	16,676,901
Term Loan, 3.50%, Maturing January 15, 2022		18,106	17,674,828
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	4,056,131
Term Loan, 3.75%, Maturing January 15, 2022	EUR	5,714	6,416,756
Term Loan, 3.75%, Maturing January 15, 2022	EUR	10,149	11,396,314

			$220,998,175

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,671	$8,616,914
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,376	7,160,384
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,499	4,470,910
Aruba Investments, Inc.
Term Loan, Maturing January 28, 2022(2)		3,950	3,964,813
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		47,009	46,930,678
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		60,853	59,687,834
Term Loan, 4.00%, Maturing February 1, 2020	EUR	948	1,076,710
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		11,678	11,460,578

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,400	$6,368,000
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		8,529	8,393,591
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		2,848	2,813,987
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		17,227	17,022,314
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,438	7,307,502
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		30,000	29,821,890
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	16,371	18,480,266
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		60,895	59,385,600
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,213	8,233,470
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		31,008	30,969,281
Term Loan, Maturing June 7, 2020(2)		8,150	8,160,187
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		33,093	32,892,694
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,782	9,702,887
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,978	8,966,278
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		7,616	7,273,102
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	3,760,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,938	5,372,139
Polarpak, Inc.
Term Loan, 5.53%, Maturing June 8, 2020	CAD	9,084	7,068,455
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		19,032	18,765,713
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		5,187	5,044,358
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		1,043	1,045,106
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		5,908	5,922,269
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,700	19,453,750
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		34,799	34,464,963
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		66,182	64,081,075

			$564,137,698

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.25%, Maturing October 6, 2021	GBP	500	$756,772
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,280	32,051,850
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,284	1,454,288

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Spectrum Brands, Inc.
Term Loan, 5.05%, Maturing December 17, 2019	CAD	7,675	$6,009,847

			$40,272,757

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		46,438	$45,591,705
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,029,373
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		27,575	27,592,234
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		3,172	3,116,030
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018		38,977	38,617,469
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018		3,380	3,340,697

			$155,287,508

Cosmetics/Toiletries — 0.6%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021		9,799	$9,815,759
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		27,324	27,008,080
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		40,231	38,760,496

			$75,584,335

Drugs — 1.1%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,778	$19,604,721
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		8,925	8,925,000
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		2,345	2,316,175
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		15,115	15,102,415
Impax Laboratories, Inc.
Term Loan, Maturing December 2, 2020(2)		11,925	11,969,719
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,450	35,821,570
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		27,928	27,779,534
Term Loan, 3.50%, Maturing August 5, 2020		8,239	8,195,246

			$129,714,380

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		49,703	$48,428,917
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		15,240	15,284,634

			$63,713,551

Electronics/Electrical — 9.5%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		8,279	$8,209,437
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		17,750	17,040,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		59,515	$59,482,725
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		20,389	20,006,785
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		21,401	21,240,493
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,821	13,682,357
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		5,860	5,805,372
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		4,758	4,763,818
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		27,524	26,268,072
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020		147,810	148,099,042
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		35,225	35,062,161
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		8,444	8,290,600
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		18,026	17,958,541
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,822	11,610,102
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		14,558	14,603,306
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021		61,415	61,206,361
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,132	11,105,687
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,445	8,236,204
Term Loan, 3.75%, Maturing June 3, 2020		95,621	93,479,345
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,812	5,355,951
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,851	9,899,753
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		17,600	16,992,800
Term Loan, 5.25%, Maturing November 20, 2021		23,370	22,720,034
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,205	58,357,372
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(4)		97	95,896
Term Loan, 5.00%, Maturing July 8, 2021		15,282	15,117,354
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		4,337	4,300,238
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		26,652	26,385,013
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		7,257	7,116,030
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		13,548	13,107,327
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		4,550	4,299,750
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,076	10,050,572
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,251,772
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		115,736	110,141,722

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021	13,675	$13,529,703
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	15,061	15,048,642
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	8,550	8,624,457
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	39,576	38,471,278
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	9,516	9,515,625
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	15,719	15,578,802
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	16,119	15,957,810
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	14,617	14,589,129
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	17,854	17,824,612
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	23,671	23,553,124
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	24,383	24,108,351
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,860	12,603,240
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	29,975	30,191,779

		$1,133,938,544

Equipment Leasing — 0.0%(5)
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	2,021	$2,017,044

		$2,017,044

Financial Intermediaries — 3.8%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	6,691	$6,690,813
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,878	12,741,333
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,000	1,977,500
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	28,334	28,251,658
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	15,694	15,154,337
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2017	5,000	4,952,500
Term Loan, 3.67%, Maturing March 24, 2018	36,518	35,889,887
Term Loan, 3.67%, Maturing September 24, 2018	41,428	40,690,486
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	33,959	33,279,740
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,956	44,900,190
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,060	3,978,925
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	15,345	14,961,009
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 26, 2020	25,770	24,198,966

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		8,576	$8,463,734
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		7,924	7,884,244
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		9,071	9,059,806
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		2,307	2,319,012
Term Loan, 6.25%, Maturing September 4, 2018		12,862	12,926,498
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		56,042	52,602,266
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		7,050	7,001,517
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		22,643	22,208,687
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		12,103	12,117,878
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		60,638	53,260,324

			$455,511,310

Food Products — 3.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		54,684	$54,393,264
American Seafoods Group, LLC
Term Loan, 4.50%, Maturing March 18, 2018		9,054	8,708,646
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		55,769	53,874,647
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		9,489	9,411,677
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	6,525	7,398,265
Term Loan, 3.50%, Maturing July 23, 2021		37,600	37,208,321
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		10,170	10,163,769
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		30,716	28,604,042
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,177	12,100,894
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		19,681	19,527,152
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		15,590	15,586,649
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		15,282	15,110,090
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		37,088	36,832,466
Term Loan, 3.75%, Maturing September 18, 2020		27,699	27,430,691
Meldrew Participations B.V.
Term Loan, 4.50%, (1.50% Cash, 3.00% PIK), Maturing December 19, 2022(16)	EUR	7,100	6,687,592
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	11,361	12,008,517
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	97,333,726
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		10,064	9,840,422

			$462,220,830

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 3.2%
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016		3,393	$3,352,860
Term Loan, 3.67%, Maturing July 26, 2016		13,242	13,084,337
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		4,826	4,823,234
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		103,900	104,135,437
Buffets, Inc.
Term Loan, 0.13%, Maturing April 22, 2015(3)		898	718,783
Term Loan, 15.00%, Maturing July 18, 2017(3)(6)		2,688	2,150,372
Term Loan, 15.00%, Maturing July 19, 2017(3)(6)		1,479	1,183,075
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		14,193	13,868,985
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,726	9,567,473
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,309	1,474,762
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		33,705	33,634,685
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,107	12,844,938
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		9,035	8,726,639
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,063	3,954,774
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		107,017	106,816,384
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		98,987	66,403,655

			$386,740,393

Food/Drug Retailers — 2.1%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019		35,600	$35,462,050
Term Loan, 5.50%, Maturing August 25, 2021		11,700	11,696,747
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019		40,685	40,650,893
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		47,278	46,135,230
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		18,229	18,033,347
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,591	4,591,209
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		43,538	43,773,408
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		53,025	52,693,666

			$253,036,550

Health Care — 8.7%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		19,202	$19,169,865
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		30,803	30,815,517
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		29,570	29,274,702

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019		10,081	$10,087,460
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		30,600	30,666,590
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		9,421	9,438,432
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017		7,575	7,573,129
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		2,892	2,889,556
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,815,927
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		18,341	18,317,745
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,336	1,327,768
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		25,693	25,570,319
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		66,208	66,259,623
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,197	17,197,115
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		16,160	15,957,506
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,122	25,983,381
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,671	20,185,354
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,065	2,336,234
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		68,460	68,203,098
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		4,026	4,000,930
Term Loan, 4.25%, Maturing August 30, 2020		13,469	13,384,499
Term Loan, 4.75%, Maturing August 30, 2020	EUR	1,633	1,860,035
Term Loan, 4.75%, Maturing August 30, 2020	EUR	5,367	6,115,220
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		39,303	39,345,997
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.17%, Maturing February 27, 2021		9,335	9,240,010
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,260	22,250,848
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		15,293	15,274,160
Term Loan, 7.75%, Maturing May 15, 2018		20,477	20,297,978
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		23,604	23,309,215
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		53,956	53,455,066
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		9,506	9,173,239
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		10,588	10,383,318
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,371	4,355,505
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		40,447	40,362,499
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		11,600	11,252,482

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		8,434	$8,349,358
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		10,193	10,065,538
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		42,707	42,707,452
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,195	29,902,501
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		75	72,392
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		74,563	74,329,578
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		23,959	23,778,865
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		25,011	24,971,573
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		17,683	17,594,585
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019		29,427	29,601,476
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		9,134	9,107,702
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		21,728	21,564,643
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		16,125	15,983,447
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		17,250	16,646,250
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		17,890	17,352,937
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,401	12,261,288

			$1,044,419,907

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		4,615	$4,522,823
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		45,558	45,194,515
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		16,406	16,201,098

			$65,918,436

Industrial Equipment — 2.7%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,105	$49,508,348
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		9,100	9,088,625
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,486	19,486,183
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		39,150	36,678,273
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,496	7,001,347
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		28,390	27,928,962
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		24,333	23,693,926

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021	10,720	$10,706,243
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	13,678	13,695,357
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	58,852	57,922,942
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	21,881	21,307,091
Spansion, LLC
Term Loan, 3.75%, Maturing December 19, 2019	14,801	14,726,653
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	5,806	5,719,033
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	14,364	14,124,179
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	3,919	3,888,001
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021	8,263	8,157,562

		$323,632,725

Insurance — 3.0%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	26,927	$26,548,132
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	6,716	6,716,293
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	131,066	130,492,329
Term Loan, 4.25%, Maturing July 8, 2020	1,564	1,537,763
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	30,075	29,887,031
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	16,310	15,127,543
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018	19,302	19,151,372
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	15,938	15,569,867
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	4,570,750
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	57,314	55,695,262
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	59,110	58,297,565

		$363,593,907

Leisure Goods/Activities/Movies — 2.8%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	26,169	$25,887,926
Aufinco Pty Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	9,200	9,062,000
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	46,083	45,142,084
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	15,701	15,593,483
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	709	707,740
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	16,313	16,149,765
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	3,289	3,267,979

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		5,494	$5,473,771
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		4,399	4,311,279
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020		34,920	34,614,596
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021		16,492	16,347,819
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		14,718	14,524,508
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		32,003	30,542,972
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		7	6,929
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		6,283	439,802
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		30,893	30,333,292
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,963	2,938,430
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		27,769	22,631,959
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		27,403	26,529,650
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		34,663	33,514,697

			$338,020,681

Lodging and Casinos — 3.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		4,660	$4,628,929
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		45,311	44,461,848
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		22,200	21,825,375
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		8,519	8,407,639
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(4)(7)		15,000	13,477,500
Term Loan, 0.00%, Maturing March 1, 2017(7)		25,675	23,094,898
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		11,503	11,456,761
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020		9,751	9,634,777
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	46,838	70,830,014
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,111	3,081,909
Term Loan, 5.50%, Maturing November 21, 2019		7,259	7,191,120
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		58,012	57,422,891
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		35,668	35,168,165
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		11,787	11,672,896

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	6,720	$6,610,629
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	58,642	58,031,126

		$386,996,477

Nonferrous Metals/Minerals — 1.2%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	18,817	$14,128,678
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	40,432	29,363,899
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	30,305	26,649,087
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	27,244	25,972,723
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	2,462	2,347,913
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	33	33,013
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	9,564	9,025,714
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	11,253,938
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	6,315	5,762,091
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,900,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	30,442	20,167,729

		$146,604,785

Oil and Gas — 4.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	49,325	$43,652,935
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	19,167	18,112,938
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	32,200	30,428,749
CITGO Petroleum Corporation
Revolving Loan, Maturing July 23, 2019(2)	12,500	12,250,000
Term Loan, 4.50%, Maturing July 29, 2021	16,209	15,588,021
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	19,192	17,688,270
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	26,547	22,122,252
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	26,400	25,119,600
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,477	17,039,264
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	21,976	13,471,354
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	17,145	12,973,387
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	90,340	85,315,132
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	7,698	7,640,519
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	14,414	11,134,718
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	11,515,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021		80,302	$63,915,484
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020		757	613,813
Term Loan, 4.25%, Maturing December 16, 2020		2,029	1,645,853
Term Loan, 4.25%, Maturing December 16, 2020		14,584	11,831,543
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019		3,127	2,798,733
Term Loan, 4.25%, Maturing October 1, 2019		5,120	4,582,034
Term Loan, 4.25%, Maturing October 1, 2019		38,636	34,579,244
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021		8,617	7,905,868
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017		9,832	9,585,945
Term Loan, 4.25%, Maturing November 13, 2018		21,583	21,007,875
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		53,276	50,145,713

			$552,664,994

Publishing — 2.6%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019		24,304	$24,263,984
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		111,760	101,538,785
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		30,093	30,046,458
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		93,560	88,179,958
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		15,426	15,442,761
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		8,968	8,995,981
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		6,029	5,901,312
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(8)		259	207,107
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019		10,690	10,716,412
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021		8,850	8,853,690
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020		17,604	17,466,342
Trader Media Corporation Limited
Term Loan, 5.00%, Maturing December 8, 2017	GBP	2,000	3,013,345

			$314,626,135

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		7,180	$7,082,916
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,808	6,735,603
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		3,541	3,532,272
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016		2,563	2,533,434
Term Loan, 6.92%, Maturing January 30, 2019		26,740	24,990,535
Term Loan, 7.67%, Maturing July 30, 2019		5,384	5,103,390

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		72,971	$71,466,227
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		8,250	8,229,098
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		16,941	16,495,873
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		4,518	4,467,442
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		7,175	7,107,504
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		23,541	23,445,843
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		11,045	10,941,675
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,525	12,408,032
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,530	9,589,944
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,641	5,584,548
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		4,330	4,252,556
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		25,447	23,808,735
Tyrol Acquisitions 2 SAS
Term Loan, 4.00%, (3.00% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	4,777	5,377,147
Term Loan, 4.00%, (3.00% Cash, 1.00% PIK), Maturing January 31, 2016	EUR	3,176	3,576,846
Term Loan, 4.00%, (3.00% Cash, 1.00% PIK), Maturing January 31, 2016	EUR	3,176	3,576,846
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,129	7,035,778
Term Loan, 4.00%, Maturing March 1, 2020		31,467	31,039,728

			$298,381,972

Retailers (Except Food and Drug) — 5.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		30,579	$30,387,965
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	6,850	10,174,879
Term Loan, 4.31%, Maturing April 28, 2020	GBP	5,450	8,126,708
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		32,352	31,997,985
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		37,824	37,043,484
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		17,001	16,086,724
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		18,421	17,799,252
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,691	10,697,261
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		16,737	16,803,505
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		54,320	49,329,560
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		28,950	28,153,930
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		26,683	26,677,335

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		45,711	$44,968,012
Term Loan, 4.00%, Maturing January 28, 2020		7,604	7,534,165
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		57,309	55,643,349
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		35,052	34,350,979
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		4,998	4,969,886
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		29,989	29,700,217
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,372	8,608,449
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,826	9,727,369
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		27,257	27,358,900
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		7,406	7,332,404
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		42,038	41,433,333
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		39,181	38,103,158
Vivarte SA
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(9)	EUR	9,812	2,938,331
Term Loan, 11.01%, (4.01% Cash, 7.00% PIK), Maturing October 29, 2019(10)	EUR	6,373	5,679,915
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,431	5,118,378

			$606,745,433

Steel — 1.4%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		144,411	$127,880,846
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		23,491	23,123,730
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		8,549	8,477,769
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,682	11,170,913

			$170,653,258

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018		10,404	$10,282,131
Term Loan, 3.75%, Maturing March 11, 2018		29,150	29,004,250
Term Loan, 4.00%, Maturing March 11, 2018		22,782	22,703,333
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		36,234	30,889,272

			$92,878,986

Telecommunications — 2.0%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing November 6, 2016		5,807	$5,817,409
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		116,259	115,144,495
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		20,099	20,023,629

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		12,068	$11,696,088
Term Loan, 4.00%, Maturing April 23, 2019		31,629	30,653,716
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		51,154	50,770,770

			$234,106,107

Utilities — 1.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		8,718	$8,465,605
Term Loan, 3.25%, Maturing January 31, 2022		5,849	5,695,060
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018		9,435	9,395,317
Term Loan, 4.00%, Maturing April 1, 2018		24,919	24,818,571
Term Loan, 4.00%, Maturing October 9, 2019		1,396	1,382,827
Term Loan, 4.00%, Maturing October 30, 2020		6,683	6,618,061
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		17,328	17,179,047
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020		6,663	6,616,751
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		6,940	6,929,284
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 21, 2018		7,170	7,148,259
Term Loan, 4.25%, Maturing December 31, 2019		6,029	6,012,720
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,707	1,719,166
Term Loan, 5.00%, Maturing December 19, 2021		38,793	39,071,948
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		8,759	8,601,898
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		11,578	11,390,268
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,600	21,690,007
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,351	7,268,054

			$190,002,843

Total Senior Floating-Rate Interests (identified cost $11,162,987,132)			$10,800,209,929

Corporate Bonds & Notes — 4.8%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(5)
Calcipar SA
6.875%, 5/1/18(11)		4,000	$4,070,000

			$4,070,000

Cable and Satellite Television — 0.5%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(11)		9,000	$9,382,500
5.625%, 4/15/23(11)	EUR	5,000	6,184,997

Security	Principal Amount* (000’s omitted)		Value
Virgin Media Secured Finance PLC
5.375%, 4/15/21(11)		12,025	$12,536,062
6.00%, 4/15/21(11)	GBP	12,350	19,717,678
5.50%, 1/15/25(11)		10,950	11,415,375

			$59,236,612

Chemicals and Plastics — 0.6%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$15,740,063
Ineos Finance PLC
7.25%, 2/15/19(11)(12)	EUR	8,000	9,272,778
8.375%, 2/15/19(11)		15,250	16,279,375
7.50%, 5/1/20(11)		14,525	15,414,656
Polymer Group, Inc.
7.75%, 2/1/19		4,500	4,680,000
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		10,497	10,647,894

			$72,034,766

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$45,612,500
Smurfit Kappa Acquisitions
4.875%, 9/15/18(11)		4,925	5,134,312

			$50,746,812

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(11)		3,000	$2,662,500
9.00%, 11/15/18(11)	CAD	4,500	3,010,152

			$5,672,652

Entertainment — 0.2%
Vougeot Bidco PLC
5.321%, 7/15/20(11)(12)	EUR	18,625	$21,009,203

			$21,009,203

Equipment Leasing — 0.0%(5)
International Lease Finance Corp.
6.75%, 9/1/16(11)		2,325	$2,487,750
7.125%, 9/1/18(11)		2,325	2,624,344

			$5,112,094

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(11)		10,952	$11,746,020
UPCB Finance II, Ltd.
6.375%, 7/1/20(11)	EUR	6,500	7,721,429
UPCB Finance III, Ltd.
6.625%, 7/1/20(11)		9,000	9,405,000

			$28,872,449

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(11)		18,000	$18,112,500
Iceland Bondco PLC
4.81%, 7/15/20(11)(12)	GBP	9,575	10,551,044
6.25%, 7/15/21(11)	GBP	7,000	7,981,781

Security	Principal Amount* (000’s omitted)		Value
Picard Groupe SA
4.302%, 8/1/19(11)(12)	EUR	7,500	$8,561,866

			$45,207,191

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,054,750
5.125%, 8/1/21		7,500	7,809,375
HCA, Inc.
4.75%, 5/1/23		9,766	10,254,300
inVentiv Health, Inc.
9.00%, 1/15/18(11)		15,375	15,990,000
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,531,250
4.375%, 10/1/21		9,700	9,736,375

			$96,376,050

Industrial Equipment — 0.0%(5)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)		1,035	$682,498

			$682,498

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(11)		9,800	$10,437,000
Galaxy Bidco, Ltd.
5.555%, 11/15/19(11)(12)	GBP	2,500	3,680,779
Towergate Finance PLC
6.063%, 2/15/18(11)(12)	GBP	9,950	13,263,229

			$27,381,008

Leisure Goods/Activities/Movies — 0.1%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(11)		3,000	$3,120,000
National CineMedia, LLC
6.00%, 4/15/22		8,250	8,415,000

			$11,535,000

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		25,250	$19,190,000
9.00%, 2/15/20(7)		6,175	4,631,250
9.00%, 2/15/20(7)		14,975	11,231,250

			$35,052,500

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(11)		11,500	$11,212,500

			$11,212,500

Radio and Television — 0.2%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$8,802,877
Univision Communications, Inc.
6.75%, 9/15/22(11)		8,140	8,892,950

			$17,695,827

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,126,875
Sunrise Communications International SA
4.829%, 12/31/17(11)(12)	EUR	3,000	3,398,474
Virgin Media Secured Finance PLC
5.50%, 1/15/25(11)	GBP	7,000	11,015,225
Wind Acquisition Finance SA
5.303%, 4/30/19(11)(12)	EUR	7,775	8,862,623
6.50%, 4/30/20(11)		7,375	7,697,656
4.071%, 7/15/20(11)(12)	EUR	7,450	8,250,801

			$48,351,654

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(11)		3,000	$3,232,500
7.875%, 1/15/23(11)		18,230	20,508,750
5.875%, 1/15/24(11)		5,000	5,350,000

			$29,091,250

Total Corporate Bonds & Notes (identified cost $588,638,025)			$569,340,066

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.103%, 4/15/25(11)(12)		$5,600	$5,406,682
Apidos CLO XIV, Series 2013-14A, Class D, 3.753%, 4/15/25(11)(12)		7,000	6,648,656
Apidos CLO XIV, Series 2013-14A, Class E, 4.653%, 4/15/25(11)(12)		3,500	3,037,265
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 3.007%, 10/17/24(11)(12)		3,000	2,878,746
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.757%, 10/17/24(11)(12)		3,000	2,857,107
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.157%, 10/17/24(11)(12)		3,000	2,690,511
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.007%, 7/17/25(11)(12)		4,000	3,879,828
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.707%, 7/17/25(11)(12)		3,330	3,162,604
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.507%, 7/17/25(11)(12)		3,330	2,916,647
Babson CLO, Ltd., Series 2013-IA, Class C, 2.957%, 4/20/25(11)(12)		7,175	6,968,582
Babson CLO, Ltd., Series 2013-IA, Class D, 3.757%, 4/20/25(11)(12)		5,600	5,377,310
Babson CLO, Ltd., Series 2013-IA, Class E, 4.657%, 4/20/25(11)(12)		3,525	3,147,691
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.353%, 7/15/26(11)(12)		3,500	3,458,816
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.353%, 7/15/26(11)(12)		3,500	3,094,935
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.903%, 7/15/25(11)(12)		5,000	4,819,665
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.653%, 7/15/25(11)(12)		3,000	2,844,069
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.853%, 7/15/25(11)(12)		2,400	2,151,461
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.932%, 8/15/25(11)(12)		3,250	3,131,833
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.432%, 8/15/25(11)(12)		1,400	1,311,551
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.132%, 8/15/25(11)(12)		925	777,593

Security	Principal Amount (000’s omitted)	Value
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.357%, 7/20/26(11)(12)	$3,250	$3,211,663
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.757%, 7/20/26(11)(12)	3,250	3,099,434
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.357%, 7/20/26(11)(12)	3,250	2,980,972
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.957%, 4/20/25(11)(12)	6,325	6,116,142
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.757%, 4/20/25(11)(12)	6,950	6,627,541

Total Asset-Backed Securities (identified cost $95,265,945)		$92,597,304

Common Stocks — 0.2%

Security	Shares	Value
Aerospace and Defense — 0.0%(5)
IAP Worldwide Services, LLC(3)(13)(14)	950	$904,573

		$904,573

Automotive — 0.0%(5)
Dayco Products, LLC(13)	88,506	$3,247,064

		$3,247,064

Food Service — 0.0%(5)
Buffets Restaurants Holdings, Inc.(3)(13)(14)	329,120	$134,939

		$134,939

Home Furnishings — 0.0%(5)
Sanitec Europe Oy B Units(3)(13)(14)	242,178	$500,501
Sanitec Europe Oy E Units(3)(13)(14)	230,960	0
Sanitec Europe Oy E1 Units(3)(13)(14)	332,005	686,143

		$1,186,644

Lodging and Casinos — 0.0%(5)
Affinity Gaming, LLC(3)(13)(14)	206,125	$2,164,315

		$2,164,315

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)	28,605	$9,761,170
MediaNews Group, Inc.(3)(13)(14)	162,730	6,509,198

		$16,270,368

Total Common Stocks (identified cost $9,440,320)		$23,907,903

Preferred Stocks — 0.0%(5)

Security	Shares	Value
Business Equipment and Services — 0.0%(5)
Education Management Corp., Series A-1(3)(13)(14)	72,851	$51,724
Education Management Corp., Series A-2(3)(13)(14)	206,535	37,177

		$88,901

Total Preferred Stocks (identified cost $88,901)		$88,901

Warrants — 0.0%(5)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(5)
Vivarte Luxco (3)(13)(14)	104,081	$59,982

Total Warrants (identified cost $38,147)		$59,982

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(15)	$242,191	$242,190,854

Total Short-Term Investments (identified cost $242,190,854)		$242,190,854

Total Investments — 98.1% (identified cost $12,098,649,324)		$11,728,394,939

Less Unfunded Loan Commitments — (0.3)%		$(29,542,307)

Net Investments — 97.8% (identified cost $12,069,107,017)		$11,698,852,632

Other Assets, Less Liabilities — 2.2%		$258,492,671

Net Assets — 100.0%		$11,957,345,303

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Amount is less than 0.05%.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	The issuer is in default on the payment of principal but continues to pay interest.

(9)	Includes Vivarte Class A and Class B shares and Luxco ordinary shares that trade with the loan.

(10)	Includes new money preferred shares that trade with the loan.

(11)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $442,791,113 or 3.7% of the Portfolio’s net assets.

(12)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $90,608.

(16)	Includes Staunton Luxco S.C.A. ordinary and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$12,069,785,206

Gross unrealized appreciation	$49,934,406
Gross unrealized depreciation	(420,866,980)

Net unrealized depreciation	$(370,932,574)

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	British Pound Sterling 12,050,157	United States Dollar 18,915,601	JPMorgan Chase Bank, N.A.	$768,535	$—	$768,535
2/27/15	Canadian Dollar 37,163,613	United States Dollar 32,991,800	State Street Bank and Trust Company	3,756,120	—	3,756,120
2/27/15	Euro 106,763,649	United States Dollar 133,158,506	Goldman Sachs International	12,489,994	—	12,489,994
2/27/15	United States Dollar 8,548,185	Euro 7,250,000	State Street Bank and Trust Company	—	(353,947)	(353,947)
2/27/15	United States Dollar 15,518,399	Euro 13,000,000	State Street Bank and Trust Company	—	(825,283)	(825,283)
3/31/15	British Pound Sterling 46,308,524	United States Dollar 72,282,049	Goldman Sachs International	2,558,406	—	2,558,406
3/31/15	Euro 95,232,584	United States Dollar 116,845,619	HSBC Bank USA, N.A.	9,180,262	—	9,180,262
4/30/15	British Pound Sterling 58,468,652	United States Dollar 88,673,850	HSBC Bank USA, N.A.	660,615	—	660,615
4/30/15	Euro 74,906,994	United States Dollar 85,115,319	State Street Bank and Trust Company	402,941	—	402,941

				$29,816,873	$(1,179,230)	$28,637,643

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at January 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$29,816,873	$(1,179,230)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$10,760,286,798	$10,380,824	$10,770,667,622
Corporate Bonds & Notes	—	568,657,568	682,498	569,340,066
Asset-Backed Securities	—	92,597,304	—	92,597,304
Common Stocks	—	3,247,064	20,660,839	23,907,903
Preferred Stocks	—	—	88,901	88,901
Warrants	—	—	59,982	59,982
Short-Term Investments	—	242,190,854	—	242,190,854
Total Investments	$—	$11,666,979,588	$31,873,044	$11,698,852,632
Forward Foreign Currency Exchange Contracts	$—	$29,816,873	$—	$29,816,873
Total	$—	$11,696,796,461	$31,873,044	$11,728,669,505

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,179,230)	$—	$(1,179,230)
Total	$—	$(1,179,230)	$—	$(1,179,230)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented.

At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015